MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

15.       MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB57,295, RMB93,178 and RMB119,015 for the years ended December 31, 2011, 2012 and 2013, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.